[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE TRUST -
- GLOBAL POST-VENTURE CAPITAL PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 22, 2002

Dear Shareholder:

     For the six months ended June 30, 2002, Credit Suisse Trust -- Global Post-Venture Capital Portfolio (the "Portfolio") had a loss of 14.09%, vs. declines of 17.35%, 19.09%, and 13.77%, respectively, for the Russell 2000 Growth Index,(1) the Russell 2500 Growth Index(2) and the Nasdaq Industrials Index.(3)

     The period was a very difficult one for stocks globally. Weak corporate profits, threats of terrorism, geopolitical instability, and a stream of corporate scandals weighed heavily on virtually the entire global equity market, especially in late May and June.

     The Portfolio was hurt by the broad decline in global markets and by weakness in certain holdings. Stocks that weighed on the Portfolio's return included a number of its technology and health-care names. On the positive side, the Portfolio maintained a sizable weighting in the consumer discretionary sector, which struggled but outperformed the broader equity universe.

     We made no dramatic changes to the Portfolio's regional and sector emphasis. With regard to the former, we continued to favor the U.S., which accounted for about 54% of the Portfolio's assets as of the end of the quarter. We remain of the belief that the U.S. will lead a global economic recovery into next year. Europe and Asia/Pacific comprised about 32% and 10% of the portfolio, respectively.

     Our technology weighting remained significant in absolute terms, though we considered it to be relatively light compared to technology's share of the post-venture capital universe. Until the earnings visibility within the technology area materially improves, we are likely to maintain this stance. Elsewhere of note, we continued to see what we view as a number of opportunities within the consumer, industrial, financial-services and health-care areas, which remained well represented in the Portfolio.

     In terms of purchases and sales, there was some noteworthy activity. On the purchase side, our moves included establishing a position in one of the most recognized names in Canadian retailing. The company operates more than 830 licensed drug stores located in prime locations in every province and two territories.

     One position we eliminated was a Japanese software/video game holding, strictly for valuation reasons. We saw little justification for changing our original price target, which was ultimately hit. The proceeds were reinvested in what we deemed to be more attractively priced holdings, including another video game stock.

     Looking ahead, we feel that risks are high that many of the major equity indices will finish down for the third year in a row, a streak unseen since the World War II era. The market seems to be warning that the earnings recovery later this year and into 2003 may be weaker than originally anticipated.

     A positive consequence of recent market conditions in our view is that the Federal Reserve may not be in any hurry to shift away from its easing monetary stance. The tug of war between aggressive policy reflation and the deflationary forces unleashed by the bursting of the technology bubble could lead to further market turbulence in the months ahead. That said, many stocks appear oversold to us based on the long-term growth prospects for their underlying businesses. As always, our focus will remain on what we deem to be well-managed and well-financed companies with the best long-term potential.

Elizabeth B. Dater                              Vincent J. McBride
Co-Portfolio Manager                            Co-Portfolio Manager

Greg Norton-Kidd                                Calvin E. Chung
Co-Portfolio Manager                            Co-Portfolio Manager

                  SUMMARY OF ANNUALIZED TOTAL RETURNS (6/30/02)

                                            SINCE       INCEPTION
             ONE YEAR      FIVE YEAR      INCEPTION        DATE
            ----------    -----------    -----------   ----------
              -23.74%        -1.05%         -0.76%      9/30/1996

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

----------
(1) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

(2) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in an index.
(3) The Nasdaq Industrials Index measures the stock price performance of more than 3,000 industrial issues included in the Nasdaq OTC Composite Index. The Nasdaq OTC Composite Index represents 4,500 stocks traded over the counter. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                                                                                    NUMBER OF
                                                                                     SHARES         VALUE
                                                                                    ---------   -------------
COMMON STOCKS (95.0%)
BERMUDA (1.3%)
INSURANCE (1.3%)
     ACE, Ltd.*                                                                        36,500   $   1,153,400
                                                                                                -------------
TOTAL BERMUDA                                                                                       1,153,400
                                                                                                -------------
CANADA (2.1%)
FOOD & DRUG RETAILING (2.1%)
     Shoppers Drug Mart Corp.#*                                                        50,800         833,365
     Shoppers Drug Mart Corp.*                                                         59,900         982,648
                                                                                                -------------
                                                                                                    1,816,013
                                                                                                -------------
TOTAL CANADA                                                                                        1,816,013
                                                                                                -------------
FRANCE (5.0%)
INDUSTRIAL CONGLOMERATES (1.7%)
     Generale de Sante*                                                                94,700       1,501,126
                                                                                                -------------
MACHINERY (0.7%)
     Pinguely-Haulotte                                                                 72,600         583,651
                                                                                                -------------
OFFICE ELECTRONICS (2.6%)
     Neopost SA*                                                                       56,730       2,257,927
                                                                                                -------------
TOTAL FRANCE                                                                                        4,342,704
                                                                                                -------------
IRELAND (2.0%)
AIRLINES (2.0%)
     Ryanair Holdings PLC*                                                            288,600       1,764,051
                                                                                                -------------
TOTAL IRELAND                                                                                       1,764,051
                                                                                                -------------
ITALY (1.7%)
FOOD PRODUCTS (1.7%)
     Parmalat Finanziaria SpA                                                         467,200       1,444,240
                                                                                                -------------
TOTAL ITALY                                                                                         1,444,240
                                                                                                -------------
JAPAN (5.8%)
COMMERCIAL SERVICES & SUPPLIES (2.7%)
     Venture Link Company, Ltd.*                                                      169,300       2,365,984
                                                                                                -------------
HOUSEHOLD DURABLES (3.1%)
     Nintendo Company, Ltd.                                                            18,100       2,665,405
                                                                                                -------------
TOTAL JAPAN                                                                                         5,031,389
                                                                                                -------------
NETHERLANDS (2.0%)
FOOD PRODUCTS (2.0%)
     Nutreco Holdings NV                                                               50,000       1,702,665
                                                                                                -------------
TOTAL NETHERLANDS                                                                                   1,702,665
                                                                                                -------------
NORWAY (2.6%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
     Tandberg ASA*                                                                    192,900       2,274,996
                                                                                                -------------
TOTAL NORWAY                                                                                        2,274,996
                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                                                    NUMBER OF
                                                                                     SHARES         VALUE
                                                                                    ---------   -------------
COMMON STOCKS (Continued)
SPAIN (1.7%)
IT CONSULTING & SERVICES (1.7%)
     Indra Sistemas SA                                                                173,300   $   1,497,610
                                                                                                -------------
TOTAL SPAIN                                                                                         1,497,610
                                                                                                -------------
SWEDEN (1.3%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.3%)
     Getinge AB Class B                                                                56,400       1,104,657
                                                                                                -------------
TOTAL SWEDEN                                                                                        1,104,657
                                                                                                -------------
SWITZERLAND (1.5%)
COMPUTERS & PERIPHERALS (1.5%)
     Logitech International SA*                                                        27,400       1,274,112
                                                                                                -------------
TOTAL SWITZERLAND                                                                                   1,274,112
                                                                                                -------------
TAIWAN (4.5%)
COMPUTERS & PERIPHERALS (1.2%)
     Elitegroup Computer Systems Company, Ltd.                                        246,000       1,049,271
                                                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
     Siliconware Precision Industries Co.*                                          1,407,000         985,480
     United Microelectronics Corp.*                                                 1,552,000       1,862,832
                                                                                                -------------
                                                                                                    2,848,312
                                                                                                -------------
TOTAL TAIWAN                                                                                        3,897,583
                                                                                                -------------
UNITED KINGDOM (14.6%)
COMMERCIAL SERVICES & SUPPLIES (2.9%)
     Amey PLC                                                                         337,500         923,440
     Nestor Healthcare Group PLC                                                      224,500       1,574,144
                                                                                                -------------
                                                                                                    2,497,584
                                                                                                -------------
DIVERSIFIED FINANCIALS (2.0%)
     Amvescap PLC                                                                     217,300       1,770,426
                                                                                                -------------
ENERGY EQUIPMENT & SERVICES (1.2%)
     Wood Group PLC*                                                                  335,000       1,072,345
                                                                                                -------------
HOUSEHOLD DURABLES (2.0%)
     MFI Furniture Group PLC                                                          894,500       1,738,445
                                                                                                -------------
INDUSTRIAL CONGLOMERATES (1.5%)
     Punch Taverns PLC*                                                               271,400         984,594
     William Hill PLC*                                                                 68,400         276,294
                                                                                                -------------
                                                                                                    1,260,888
                                                                                                -------------
SOFTWARE (3.6%)
     Insignia Solutions, Inc. ADR*                                                    163,200         171,360
     Marlborough Stirling PLC                                                         575,800         942,026
     Sage Group PLC                                                                   784,700       2,027,420
                                                                                                -------------
                                                                                                    3,140,806
                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

                                        5

                                                                                    NUMBER OF
                                                                                     SHARES         VALUE
                                                                                    ---------   -------------
COMMON STOCKS (Continued)
UNITED KINGDOM (Continued)
SPECIALTY RETAIL (1.4%)
     Game Group PLC                                                                   631,500   $   1,179,179
                                                                                                -------------
TOTAL UNITED KINGDOM                                                                               12,659,673
                                                                                                -------------
UNITED STATES (48.9%)
AEROSPACE & DEFENSE (0.4%)
     MTC Technologies, Inc.*                                                           22,500         382,500
                                                                                                -------------
BANKS (1.3%)
     Mellon Financial Corp.                                                            37,100       1,166,053
                                                                                                -------------
BIOTECHNOLOGY (3.8%)
     Affymetrix, Inc.*                                                                 40,900         981,191
     Applera Corp. - Celera Genomics Group*                                            37,584         451,008
     IDEC Pharmaceuticals Corp.*                                                       30,700       1,088,315
     MedImmune, Inc.*                                                                  28,800         760,320
                                                                                                -------------
                                                                                                    3,280,834
                                                                                                -------------
COMMERCIAL SERVICES & SUPPLIES (1.7%)
     Education Management Corp.*                                                       36,200       1,474,426
                                                                                                -------------
DIVERSIFIED FINANCIALS (1.5%)
     Gabelli Asset Management, Inc. Class A*                                           34,600       1,262,900
                                                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
     Fisher Scientific International, Inc.*                                            38,000       1,064,000
                                                                                                -------------
FOOD & DRUG RETAILING (1.2%)
     Pathmark Stores, Inc.*                                                            56,900       1,070,289
                                                                                                -------------
HEALTHCARE PROVIDERS & SERVICES (8.2%)
     AdvancePCS*                                                                       71,000       1,699,740
     Anthem, Inc.*                                                                     27,600       1,862,448
     Manor Care, Inc.*                                                                 55,700       1,281,100
     Medical Staffing Network Holdings, Inc.*                                          36,100         884,450
     Quest Diagnostics, Inc.*                                                          16,200       1,394,010
                                                                                                -------------
                                                                                                    7,121,748
                                                                                                -------------
HOTELS RESTAURANTS & LEISURE (1.7%)
     Six Flags, Inc.*                                                                  99,500       1,437,775
                                                                                                -------------
HOUSEHOLD DURABLES (3.4%)
     Lennar Corp.                                                                      27,200       1,664,640
     Yankee Candle Company, Inc.*                                                      47,000       1,273,230
                                                                                                -------------
                                                                                                    2,937,870
                                                                                                -------------
INSURANCE (2.0%)
     Radian Group, Inc.                                                                35,300       1,724,405
                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                                                    NUMBER OF
                                                                                      SHARES        VALUE
                                                                                    ---------   -------------
COMMON STOCKS (Continued)
UNITED STATES (Continued)
INTERNET & CATALOG RETAIL (1.4%)
     USA Networks, Inc.*                                                               53,500   $   1,254,575
                                                                                                -------------
INTERNET SOFTWARE & SERVICES (2.2%)
     Ariba, Inc.*                                                                     229,400         731,786
     Interwoven, Inc.*                                                                 98,600         300,730
     Openwave Systems, Inc.*                                                          158,900         891,429
                                                                                                -------------
                                                                                                    1,923,945
                                                                                                -------------
LEISURE EQUIPMENT & PRODUCTS (2.1%)
     Mattel, Inc.                                                                      84,300       1,777,044
                                                                                                -------------
MEDIA (3.4%)
     Cablevision Systems New York Group Class A*                                       58,900         557,194
     Insight Communications Company, Inc.*                                             76,500         897,345
     Lin TV Corp.*                                                                     23,600         638,144
     Regal Entertainment Group Class A*                                                35,600         830,192
                                                                                                -------------
                                                                                                    2,922,875
                                                                                                -------------
OIL & GAS (3.1%)
     Chaparral Resources, Inc.*                                                         2,778           5,556
     Newfield Exploration Co.*                                                         40,500       1,505,385
     Spinnaker Exploration Co.*                                                        33,200       1,195,864
                                                                                                -------------
                                                                                                    2,706,805
                                                                                                -------------
REAL ESTATE (1.4%)
     Istar Financial, Inc.                                                             43,000       1,225,500
                                                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
     Ultratech Stepper, Inc.*                                                          59,100         956,829
                                                                                                -------------
SOFTWARE (3.4%)
     BEA Systems, Inc.*                                                                69,700         662,847
     Convera Corp.*                                                                   267,700         650,511
     Manugistics Group, Inc.*                                                          88,400         540,124
     NetIQ Corp.*                                                                      47,200       1,068,136
                                                                                                -------------
                                                                                                    2,921,618
                                                                                                -------------
SPECIALTY RETAIL (2.7%)
     Barnes & Noble, Inc.*                                                             36,800         972,624
     Hot Topic, Inc.*                                                                  50,400       1,346,184
                                                                                                -------------
                                                                                                    2,318,808
                                                                                                -------------
TEXTILES & APPAREL (1.2%)
     Polo Ralph Lauren Corp.*                                                          47,200       1,057,280
                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

                                        7

                                                                                    NUMBER OF
                                                                                     SHARES         VALUE
                                                                                    ---------   -------------
COMMON STOCKS (Continued)
UNITED STATES (Continued)
VENTURE CAPITAL (0.5%)
     Austin Ventures LP* ^                                                             65,367   $      65,367
     CVC Capital Partners* ^                                                           44,763          44,763
     Madison Dearborn Partners IV LP* ^                                                21,676          21,676
     Oak Investment Partners X LP* ^                                                  302,224         302,224
                                                                                                -------------
                                                                                                      434,030
                                                                                                -------------
TOTAL UNITED STATES                                                                                42,422,109
                                                                                                -------------

TOTAL COMMON STOCKS (Cost $90,016,977)                                                             82,385,202
                                                                                                -------------
PREFERRED STOCKS (0.9%)
UNITED STATES (0.9%)
CONSUMER SERVICES (0.8%)
     PRN Corp.* ^                                                                      79,000         711,000
INTERNET SOFTWARE & SERVICES (0.1%)
     Planetweb, Inc.* ^                                                               183,800          71,682
                                                                                                -------------

TOTAL PREFERRED STOCKS (Cost $1,709,331)                                                              782,682
                                                                                                -------------

WARRANTS (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
     PRN Corp. strike $0.01, expires August 2011* ^ (Cost $0)                          18,283               0
                                                                                                -------------

                                                                                     PAR
                                                                                    (000)
                                                                                -------------
SHORT-TERM INVESTMENT (5.0%)
     State Street Bank & Trust Co. Euro Time Deposit,
     1.750%, 7/01/02 (Cost $4,315,000)                                          $       4,315       4,315,000
                                                                                                -------------
TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $96,041,308)                                             87,482,884

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)                                                        (809,162)
                                                                                                -------------

NET ASSETS (100.0%)                                                                             $  86,673,722
                                                                                                =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
* Non-income producing security.
^ Illiquid security that is restricted as to resale; security is valued in good faith by management and approved by the Board of Trustees.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the security amounted to a value of $833,365 or 0.96% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $96,041,308)                                                    $  87,482,884
     Cash                                                                                                 468
     Foreign currency (Cost $571,557)                                                                 593,704
     Dividends, interest, and reclaim receivable                                                       25,737
     Receivable for fund share sold                                                                     6,511
     Prepaid expenses and other assets                                                                  4,970
                                                                                                -------------
        Total assets                                                                               88,114,274
                                                                                                -------------
LIABILITIES
     Advisory fee payable                                                                              66,349
     Administrative services fee payable                                                               31,616
     Payables for fund shares redeemed                                                                901,957
     Payables for investments purchased                                                               382,500
     Other accrued expenses payable                                                                    58,130
                                                                                                -------------
        Total liabilities                                                                           1,440,552
                                                                                                -------------
NET ASSETS
     Capital stock, $0.001 par value                                                                   10,393
     Paid-in capital                                                                              157,451,359
     Accumulated net investment loss                                                                 (470,269)
     Accumulated net realized loss from investments and foreign currency transactions             (61,782,221)
     Net unrealized depreciation from investments and foreign currency translations                (8,535,540)
                                                                                                -------------
        Net assets                                                                              $  86,673,722
                                                                                                =============
     Shares outstanding                                                                            10,392,806
                                                                                                -------------
     Net asset value, offering price and redemption price per share                                     $8.34
                                                                                                        =====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                                                                  $     217,698
     Interest                                                                                          64,510
     Foreign taxes withheld                                                                           (20,153)
                                                                                                -------------
        Total investment income                                                                       262,055
                                                                                                -------------
EXPENSES
     Investment advisory fees                                                                         618,425
     Administrative services fees                                                                      87,489
     Printing fees                                                                                     51,853
     Custodian fees                                                                                    12,827
     Legal fees                                                                                         9,084
     Audit fees                                                                                         7,513
     Transfer agent fees                                                                                3,418
     Insurance fees                                                                                     2,842
     Interest expense                                                                                     998
     Trustees fees                                                                                        817
     Registration fees                                                                                    542
     Miscellaneous expense                                                                              3,224
                                                                                                -------------
        Total expenses                                                                                799,032
     Less: fees waived                                                                               (106,397)
                                                                                                -------------
        Net expenses                                                                                  692,635
                                                                                                -------------
          Net investment loss                                                                        (430,580)
                                                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                              (267,820)
     Net realized loss from foreign currency transactions                                            (417,483)
     Net change in unrealized depreciation from investments                                       (13,706,197)
     Net change in unrealized appreciation from foreign currency translations                          22,809
                                                                                                -------------
     Net realized and unrealized loss from investments and foreign currency related items         (14,368,691)
                                                                                                -------------
     Net decrease in net assets resulting from operations                                       $ (14,799,271)
                                                                                                =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED            FOR THE YEAR
                                                                                   JUNE 30, 2002            ENDED
                                                                                    (UNAUDITED)       DECEMBER 31, 2001
                                                                                ------------------    -----------------
FROM OPERATIONS
  Net investment loss                                                           $         (430,580)   $      (1,017,571)
  Net realized loss from investments and foreign currency transactions                    (685,303)         (52,429,447)
  Net change in unrealized appreciation (depreciation) from investments
   and foreign currency translations                                                   (13,683,388)           6,841,716
                                                                                ------------------    -----------------
   Net decrease in net assets resulting from operations                                (14,799,271)         (46,605,302)
                                                                                ------------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                          54,939,530          128,517,444
  Net asset value of shares redeemed                                                   (60,124,064)        (143,289,020)
                                                                                ------------------    -----------------
   Net decrease in net assets from capital share transactions                           (5,184,534)         (14,771,576)
                                                                                ------------------    -----------------
  Net decrease in net assets                                                           (19,983,805)         (61,376,878)

NET ASSETS
  Beginning of period                                                                  106,657,527          168,034,405
                                                                                ------------------    -----------------
  End of period                                                                 $       86,673,722    $     106,657,527
                                                                                ==================    =================
  ACCUMULATED NET INVESTMENT LOSS                                               $         (470,269)   $         (39,689)
                                                                                ==================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2002      ----------------------------------------------------------------
                                                (UNAUDITED)          2001         2000(1)        1999         1998         1997
                                               -------------      -----------   -----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period         $        9.72      $     13.62   $     19.26   $    11.82   $    11.06   $     9.76
                                               -------------      -----------   -----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment loss                                  (0.04)           (0.09)        (0.09)       (0.08)       (0.04)       (0.08)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     (1.34)          (3.81)         (3.56)        7.52         0.80         1.38
                                               -------------      -----------   -----------   ----------   ----------   ----------

      Total from investment operations                 (1.38)          (3.90)         (3.65)        7.44         0.76         1.30
                                               -------------      -----------   -----------   ----------   ----------   ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                   --               --         (1.99)          --           --           --
                                               -------------      -----------   -----------   ----------   ----------   ----------

      Total distributions                                 --               --         (1.99)          --           --           --
                                               -------------      -----------   -----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                 $        8.34      $      9.72   $     13.62   $    19.26   $    11.82   $    11.06
                                               =============      ===========   ===========   ==========   ==========   ==========

      Total return(2)                                 (14.09)%         (28.63)%      (18.94)%      62.94%        6.87%       13.34%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $      86,674      $   106,658   $   168,034   $  151,784   $   62,055   $   30,520
    Ratio of expenses to average net assets(3)          1.40%(4)         1.40%         1.42%        1.41%        1.40%        1.40%
    Ratio of net investment loss to average
      net assets                                       (0.87)%(4)       (0.84)%      (0.75)%       (0.87)%      (0.83)%      (0.75)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                    0.22%(4)         0.21%         0.11%        0.18%        0.30%        0.18%
  Portfolio Turnover Rate                                 41%             121%           69%          44%          73%         238%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, for the six months ended June 30, 2002, and .00%, .02%, .01%, .00%, and .00% for each of the years ended
    December 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.4% for the six months ended June 30, 2002, and for each of the years ended December 31, 2001, 2000, 1999, 1998, and 1997.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust, (the "Trust"), a Massachusetts business trust incorporated on March 15, 1995, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Post-Venture Capital Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

     A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believe accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     The Portfolio initially values its investments in private-equity portfolios at cost. After that, the Portfolio values these investments at fair value typically based on reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Portfolio's sub-investment adviser, receives on a quarterly basis. The Portfolio's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2002, the Portfolio had no open forward foreign currency contracts.

     I) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived were $618,425 and $106,397, respectively.

     Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Portfolio. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

     Abbott serves as sub-investment adviser for the Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Portfolio's Private Fund Investments as of the end of each calendar quarter, which fee amount or a portion thereof may be waived by Abbott. No compensation is paid by the Portfolio to Abbott for its sub-investment advisory services.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC"), as co-administrators effective May 1, 2002.

     For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $49,474.

     For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS              ANNUAL RATE
           ------------------------              -----------
           First $500 million          .08% of average daily net assets
           Next $1 billion             .07% of average daily net assets
           Over $1.5 billion           .06% of average daily net assets

     For the period January 1, 2002 through April 30, 2002, administrative service fees earned by PFPC (including out of pocket expenses) were $29,385.

     For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS              ANNUAL RATE
           ------------------------              -----------
           First $5 billion            .050% of average daily net assets
           Next $5 billion             .035% of average daily net assets
           Over $10 billion            .020% of average daily net assets

     For the period May 1, 2002 to June 30, 2002, administrative service fees earned by SSB (including out-of-pocket fees) were $8,630.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended June 30, 2002, the Portfolio did not receive any credits or reimbursements under this arrangement.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2002, Merrill was paid $6,008 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. For the six months ended June 30, 2002, the Portfolio had no borrowings under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $39,113,989 and $44,033,206, respectively. Sales of U.S. government and agency obligations were $1,864,027.

     At June 30, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $96,041,308, $8,927,210, $(17,485,634) and $(8,558,424), respectively.

5. RESTRICTED SECURITIES

     Certain investments of the Portfolio are restricted as to resale and are valued as determined by or under the direction of the Board in good faith, at fair value. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material. The table below shows the acquisition dates, aggregate cost, fair value as of June 30, 2002 and percent of net assets which such securities represent.

                                                                      FAIR
                                    ACQUISITION                      MARKET        PERCENTAGE
        SECURITY DESCRIPTION            DATE            COST          VALUE      OF NET ASSETS
        --------------------      ---------------   ------------   -----------   -------------
        Austin Ventures LP            7/13/01       $     90,001   $    65,367        0.08%
        CVC Capital Partners          9/04/01             68,013        44,763        0.05%
        Madison Dearborn
         Partners IV LP               4/02/01             53,734        21,676        0.03%
        Oak Investment
         Partners X LP                1/18/01            362,721       302,224        0.35%
        Planetweb, Inc.               9/08/00            998,331        71,682        0.08%
        PRN Corp.                     8/13/01            711,000       711,000        0.82%
        PRN Corp. Warrants            8/14/01                 --            --          --
                                                    ------------   -----------        ----
                                                    $  2,283,800   $ 1,216,712        1.41%
                                                    ============   ===========        ====

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                        FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                        JUNE 30, 2002 (UNAUDITED)    DECEMBER 31, 2001
                                        -------------------------   ------------------
  Shares sold                                     6,011,510              12,089,897
  Shares redeemed                                (6,595,407)            (13,450,827)
                                                 ----------             -----------
  Net decrease                                     (583,897)             (1,360,930)
                                                 ==========             ===========

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